-------------------------------------------------------------------------------
                              13A COMMERCIAL MORTGAGE
                               SECURITIES FUND, INC.

-------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Frank L. Sullivan Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Director and Chief Executive Officer

William Powell
Treasurer

Joanne Vitale
Secretary, Director and Compliance Officer

Paul S. Schreiber
Assistant Secretary

E. Robert Roskind
Director

Jeffery H. Tucker
Director

-------------------------------------------------------------------------------

INVESTMENT ADVISER
     Clarion Partners
     335 Madison Avenue
     New York, NY  10017

-------------------------------------------------------------------------------

ADMINISTRATOR
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171

-------------------------------------------------------------------------------

CUSTODIAN
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, MO 64105

-------------------------------------------------------------------------------

LEGAL COUNSEL
     Shearman & Sterling
     599 Lexington Avenue
     New York, NY 10022

-------------------------------------------------------------------------------





-------------------------------------------------------------------------------


                                    13A COMMERCIAL
                                       MORTGAGE
                                      SECURITIES
                                      FUND, INC.


-------------------------------------------------------------------------------









                                  SEMI-ANNUAL REPORT
                                    April 30, 1998
                                     (Unaudited)

                    13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
            c/o Clarion Partners / 335 Madison Avenue / New York, NY 10017
                         Tel 212-883-2536 / Fax 212-883-2836





June 22, 1998



To Shareholders of the 13A Commercial Mortgage Securities Fund, Inc.:


Enclosed is the Semi-Annual Report of the 13A Commercial Mortgage Securities Fund, Inc. (the "Fund"). This report covers the period November 1, 1997 to April 30, 1998. The Fund is a non-diversified, closed-end management investment company which was initially capitalized on December 21, 1994 with the sale of 10,011,100 shares of common stock, generating proceeds of $100,110,995. Management of the portfolio was taken over by Clarion Partners on July 21, 1997.


As of April 30, 1998, the Fund had a total investment value of $108,666,440, including $100,725,440 in commercial mortgage backed securities (approximately 92.7% of the Fund's total investment value) and $7,941,000 in cash and cash equivalents (approximately 7.3% of the Fund's total investment value). The commercial mortgage securities portion of the Fund's portfolio had a BB+ average credit rating and a yield to maturity of 8.9%, which was approximately 323 basis points over the 10-year US Treasury.


For the period from inception (August 1997, the first full month following takeover) through April 30, 1998, the Fund earned a gross return of 7.6%, outperforming the Lehman Brothers BB Aggregate Index, the Fund's benchmark, which earned a total gross return of 6.1%. The Fund outperformed the benchmark primarily due to the higher absolute yields of commercial mortgage securities. For the six months ended April 30, 1998, the Fund earned a total gross return of 2.9% versus 4.9% for the Lehman Index. The Fund underperformed the benchmark on a fiscal year basis due to the spread widening experienced in the commercial mortgage sector at year-end 1997. For the four months ended April 30, 1998, the Fund's gross return compared similarly to that of the Lehman Index at 2.8%.



Very truly yours,


Clarion Partners, LLC






                    13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)




                                                                                              FACE
                                                                                             AMOUNT           VALUE (a)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES (92.54%)
--------------------------------------------------------------------------------------------------------------------------
CBM Funding Corp.,
     1996-1 Class C 7.860%, 2/1/08...................................................     $3,000,000          $3,167,931
CBM Funding Corp.,
     1996-1 Class D 8.645%, 2/1/08...................................................        960,000           1,039,200
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class D 7.532%, 12/21/27...............................................      3,000,000           3,044,064
CS First Boston Mortgage Securities Corp.,
     1995-WF1 Class E 8.302%, 12/21/27...............................................      2,000,000           2,028,438
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class D 8.400%, 1/25/05 (b) (c)...................................      5,839,000           5,708,534
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class E 8.400%, 1/25/05 (b) (c)...................................     11,087,000           9,020,317
CS First Boston Mortgage Securities Corp. & DLJ Mortgage Acceptance Corp.,
     REMIC 1995-T1 Class F 8.400%, 1/25/05 (b) (c)...................................      9,139,184           4,066,937
DLJ Mortgage Acceptance Corp.,
     1995-CF2 Class B2 8.811%, 12/17/27 (c)..........................................      2,000,000           2,151,718
DLJ Mortgage Acceptance Corp.,
     1996-CF1 Class B2 8.268%, 5/12/09 (c)...........................................      1,000,000           1,065,156
EQI Financing Partnership,
     1997-1 Class C 7.580%, 2/20/17 (c)..............................................      5,000,000           5,138,475
FFCA Secured Assets Corp.,
     1996-C1 Class D 8.910%, 6/25/14 (c).............................................      2,000,000           2,194,376
Federal Deposit Insurance Corp.,
     REMIC Trust 1994-C1 Class IIE 8.700% 9/25/25....................................      3,035,390           3,172,456
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class F 7.222%, 11/15/11................................................     15,000,000          14,503,125
GMAC Commercial Mortgage Securities Inc.,
     1997-C1 Class G 7.414%, 12/15/13................................................     10,000,000           9,315,630
J.P. Morgan Commercial Mortgage Finance Corp.,
     1996-C3 Class E 8.347%, 4/25/28.................................................        500,000             527,539
Kidder Peabody Acceptance Corp.,
     REMIC 1993-M1 Class C 7.150%, 4/25/25...........................................      2,000,000           1,877,188
LB Mortgage Trust,
     1992-M1 Class E1 8.000%, 2/25/24 (c)............................................      3,000,000           3,022,968
LB Commercial  Conduit Mortgage Trust,
     1996-C2 Class E 7.896%, 10/25/26................................................      1,944,050           2,007,762
Merrill Lynch Mortgage Investors, Inc.,
     1995-C2 D 8.173%, 6/15/21.......................................................      1,406,827           1,444,306
Midland Realty Acceptance Corp.,
     1996-C1 Class E 8.200%, 8/25/28.................................................      2,784,000           2,893,620




                          See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS --(CONTINUED)
APRIL 30, 1998
(UNAUDITED)




                                                                                              FACE
                                                                                             AMOUNT           VALUE (a)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE SECURITIES--(CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
     1995-MC1 Class A4 8.350%, 5/25/27...............................................     $4,575,500        $  4,801,415
NB Commercial Mortgage Pass Through FSI,
     Class D  8.730%, 10/20/23 (c)...................................................      2,385,118           2,427,976
Prudential Securities Secured Financing Corp.,
     1995-MCF2 Class F 8.550%, 12/26/22 (c)..........................................      5,557,000           5,911,692
Resolution Trust Corp.,
     1992-C8 Class D 8.835%, 12/25/23 (c)............................................      3,127,928           3,241,804
Resolution Trust Corp.,
     1995-C2 Class F 7.000%, 5/25/27.................................................      3,479,371           3,386,134
Resolution Trust Corp.,
     1994-C2 Class G 8.000%, 4/25/25.................................................      1,092,063           1,099,144
Resolution Trust Corp.,
     1995-C1 Class E 6.900%, 2/25/27.................................................      2,515,485           2,467,535

--------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE SECURITIES
     (COST $96,746,375)..............................................................                        100,725,440
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (7.30%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.30%)
     State Street Bank  4.750%, due 5/1/98
     (Collateralized by $6,980,000 U.S. Treasury Bond,
       7.250%, due 05/15/16) (COST $7,941,000).....................................        7,941,000           7,941,000
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.84%)
     (COST $104,687,375) (d).........................................................                        108,666,440
--------------------------------------------------------------------------------------------------------------------------
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.16%)....................................                            176,301
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%).................................................................                       $108,842,741
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------



(a)    See Note A to Financial Statements.
(b)    Security is deemed illiquid.
(c) 144A Security. Restricted as to public resale. Value of restricted securities at April 30, 1998 was $43,949,953 or 40.38% of net assets. (Cost $40,571,753).
(d)    The cost for federal income tax purposes was $104,687,375.  At
       April 30, 1998, net unrealized appreciation for all securities based on tax cost was $3,979,065. This consisted of aggregate gross unrealized appreciation for all securities of $4,308,934 and aggregate gross unrealized depreciation for all securities of $329,869.


                          See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998
(UNAUDITED)




---------------------------------------------------------------------------------------------------------
ASSETS
     Investments, at Cost.........................................................      $104,687,375
                                                                                        ------------
                                                                                        ------------
     Investments, at Value........................................................      $108,666,440
     Interest Receivable..........................................................         1,139,091
     Paydown Receivable...........................................................            90,845
     Due from Clarion Partners - Note B...........................................            22,987
     Prepaid Expenses.............................................................            13,438
---------------------------------------------------------------------------------------------------------
Total Assets......................................................................       109,932,801
---------------------------------------------------------------------------------------------------------
LIABILITIES
     Dividends Payable............................................................           672,477
     Payable to Custodian.........................................................           166,471
     Accrued Advisory Fee - Note B................................................           187,023
     Other Liabilities............................................................            64,089
---------------------------------------------------------------------------------------------------------
       Total Liabilities..........................................................         1,090,060
---------------------------------------------------------------------------------------------------------
NET ASSETS........................................................................      $108,842,741
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid in Capital..............................................................       109,344,735
     Dividends Paid in Excess of Net Investment Income............................        (4,580,141)
     Accumulated Net Realized Gains...............................................            99,082
     Unrealized Appreciation......................................................         3,979,065
     ----------------------------------------------------------------------------------------------------
NET ASSETS........................................................................      $108,842,741
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
     Shares Issued and Outstanding ($0.01 par value)(Authorized 15,000,000).......        12,088,695
     Net Asset Value, Offering and Redemption Price Per Share.....................      $       9.00
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------


                           See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                APRIL 30, 1998
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest.................................................                    $4,515,072
     -----------------------------------------------------------------------------------------
EXPENSES
     Investment Advisory Fees -  Note B
        Basic Fee.............................................      $355,348
        Less: Fee Waived......................................       (51,037)        304,311
     Administrative Fees - Note C.............................       -------          30,000
     Insurance Expenses.......................................                        32,233
     Custodian Fees - Note D..................................                        36,410
     Audit Fees...............................................                         8,722
     Legal Fees...............................................                        10,876
     Transfer Agent Fees......................................                         8,180
     Directors' Fees -  Note F................................                         2,579
     Other....................................................                           371
----------------------------------------------------------------------------------------------
        Net Expenses..........................................                       433,682
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.........................................                     4,081,390
----------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..............................                        99,082
NET CHANGE IN UNREALIZED APPRECIATION/
   (DEPRECIATION) ON INVESTMENTS..............................                    (1,245,208)
----------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS.......................................                    (1,146,126)
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........                    $2,935,264
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

                           See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                 SIX MONTHS
                                                                   ENDED                    YEAR
                                                               APRIL 30, 1998               ENDED
                                                                (UNAUDITED)            OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . . . . . . .        $  4,081,390        $  9,448,681
  Net Realized Gain. . . . . . . . . . . . . . . . . . . . .              99,082           2,679,811
  Net Change in Unrealized Appreciation/(Depreciation) . . .          (1,245,208)          2,004,048
-------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from Operations . .           2,935,264          14,132,540
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------------
  Net Investment Income. . . . . . . . . . . . . . . . . . .          (4,081,390)         (9,359,144)
  In Excess of Net Investment Income . . . . . . . . . . . .          (3,971,013)                 --
  Net Realized Gain. . . . . . . . . . . . . . . . . . . . .          (2,679,811)                 --
  Return of Capital. . . . . . . . . . . . . . . . . . . . .                  --                  --
-------------------------------------------------------------------------------------------------------
    Total Distributions. . . . . . . . . . . . . . . . . . .         (10,732,214)         (9,359,144)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
  Issued - Regular . . . . . . . . . . . . . . . . . . . . .                  --                  --
      - In Lieu of Cash Distributions. . . . . . . . . . . .           4,025,589               8,123
-------------------------------------------------------------------------------------------------------
    Net Increase from Capital Share Transactions . . . . . .           4,025,589               8,123
-------------------------------------------------------------------------------------------------------
  Total Increase (Decrease). . . . . . . . . . . . . . . . .          (3,771,361)          4,781,519
Net Assets:
  Beginning of Year. . . . . . . . . . . . . . . . . . . . .         112,614,102         107,832,583
-------------------------------------------------------------------------------------------------------
    End of Year (including distributions in
    excess of net investment income of $4,580,141 and
    $609,128, respectively). . . . . . . . . . . . . . . . .        $108,842,741        $112,614,102
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed:
    Shares Issued. . . . . . . . . . . . . . . . . . . . . .                  --                  --
    In Lieu of Cash Distribution . . . . . . . . . . . . . .             430,295                 825
-------------------------------------------------------------------------------------------------------
                                                                         430,295                 825
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


                         See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
(UNAUDITED)


                                                                    SIX MONTHS
                                                                       ENDED
                                                                  APRIL 30, 1998
---------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets from operations . . . . . . . .         $ 2,935,264
  Adjustment to reconcile net increase in net assets
    from operations to net cash provided by operating
    activities:
    Purchase of investment securities. . . . . . . . . . . .          (3,564,061)
    Proceeds from sale of investment securities. . . . . . .           5,086,797
    Net increase in short-term securities. . . . . . . . . .          (5,089,000)
    Principal paydowns . . . . . . . . . . . . . . . . . . .           1,603,618
    Decrease in interest receivable. . . . . . . . . . . . .             566,064
    Increase in accrued expenses . . . . . . . . . . . . . .             181,358
    Unrealized depreciation on investments . . . . . . . . .           1,245,208
    Net realized gain on investments . . . . . . . . . . . .             (99,082)
    Increase in other assets . . . . . . . . . . . . . . . .             (48,941)
---------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities. . . . . . .           2,817,225
---------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:*
  Cash Distributions Paid. . . . . . . . . . . . . . . . . .          (6,717,818)
---------------------------------------------------------------------------------
      Net Cash Used for Financing Activities . . . . . . . .          (6,717,818)
---------------------------------------------------------------------------------
    Net Decrease in Cash . . . . . . . . . . . . . . . . . .          (3,900,593)
CASH AT BEGINNING OF PERIOD. . . . . . . . . . . . . . . . .           3,900,593
---------------------------------------------------------------------------------
CASH AT END OF PERIOD. . . . . . . . . . . . . . . . . . . .         $        --
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

* Non-cash financing activities not included herein consist of reinvestment of dividends of $4,025,589.


                         See Notes to Financial Statements.

13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS



                                                        SIX MONTHS              YEAR                YEAR            DECEMBER 21,
                                                           ENDED                ENDED               ENDED            1994 (2) TO
PER SHARE OPERATING PERFORMANCE                        APRIL 30, 1998         OCTOBER 31,        OCTOBER 31,         OCTOBER 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           (UNAUDITED)            1997 (1)            1996                1995
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . .       $   9.66            $   9.25            $  10.82            $  10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . .           0.34                0.81                0.93                0.75
  Net Realized and Unrealized Gain . . . . . . . .          (0.11)               0.40                0.06                0.78
--------------------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations . . . . . .           0.23                1.21                0.99                1.53
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income. . . . . . . . . . . . . .          (0.34)              (0.80)              (0.98)              (0.71)
  In Excess of Net Investment Income . . . . . . .          (0.33)                 --               (0.06)                 --
  Net Realized Gain. . . . . . . . . . . . . . . .          (0.22)                 --               (0.48)                 --
  Return of Capital. . . . . . . . . . . . . . . .             --                  --               (1.04)                 --
--------------------------------------------------------------------------------------------------------------------------------
      Total Distributions. . . . . . . . . . . . .          (0.89)              (0.80)              (2.56)              (0.71)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . .       $   9.00            $   9.66            $   9.25            $  10.82
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN
  Net Asset Value (3) (4). . . . . . . . . . . . .           2.58%              13.65%              10.26%              15.69%
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands). . . . . . .       $108,843            $112,614            $107,833            $115,796
Ratio of Net Expenses to Average Net Assets. . . .           0.79% (5)           0.79%               0.80%               0.80% (5)
Ratio of Net Investment Income to Average
  Net Assets . . . . . . . . . . . . . . . . . . .           7.39% (5)           8.56%               9.03%               8.30% (5)
Ratio of Voluntary Waived Fees and Expenses
  Assumed by the Adviser to Average Net Assets . .           0.09% (5)           0.10%               0.08%               0.05% (5)
Portfolio Turnover Rate. . . . . . . . . . . . . .              0%                 42%                 25%                 72%
--------------------------------------------------------------------------------------------------------------------------------

(1) Effective July 21, 1997, Clarion Partners became the investment adviser to the Fund.
(2)  Commencement of Operations.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. The Fund's shares are issued in a private placement and are not traded, therefore market value total investment return is not calculated.
(4) Total return would have been lower had certain fees not been waived during the periods.
(5)  Annualized.

                         See Notes to Financial Statements.

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


13A Commercial Mortgage Securities Fund, Inc., (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The objective of the 13A Commercial Mortgage Securities Fund, Inc. is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. The Fund may be converted at any time to an open-end investment company by an amendment to its Articles of Incorporation.

A. SIGNIFICANT ACCOUNTING POLICIES:   The following significant accounting
policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION:   Commercial mortgage securities and other fixed
     income securities are stated on the basis of valuations provided by brokers and/or pricing services which use information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

     The value of commercial mortgage securities for which no quotations are readily available is determined in good faith at fair value using methods approved by the Board of Directors. Quotations obtained from one or more principal market makers are used to value the securities and are reviewed by the investment adviser based on factors including yield, duration, weighted average life and spread in relation to Treasury securities. At April 30, 1998, prices of securities, whose total value represented 93% of net assets, were available only from principal market makers. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     2. FEDERAL INCOME TAXES:   It is the Fund's intention to qualify as a
     regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS:   In connection with transactions involving
     repurchase agreements, the Fund's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS:   The Fund will distribute substantially
     all of its net investment income monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors' elects to pay such distributions in shares on the Fund's common stock.

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
               NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of distributions.

     On January 29, 1998, the Fund made a distribution to shareholders which was in excess of its fiscal year-to-date net income. This distribution in excess may represent a non-taxable return of capital for the fiscal year 1998. The determination as to whether this is a return of capital or a distribution of net income will be made by the fiscal year end.

     5. RESTRICTED SECURITIES:   The Fund is permitted to invest in privately
     placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense and prompt sale at an acceptable price may be difficult.

     6. OTHER:   Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives.

B. ADVISORY SERVICES:   Clarion Partners provides investment advisory
services to the Fund at a fee calculated at an annual rate of 0.65% of the Fund's average monthly net assets. The Adviser will waive its fee to the extent necessary to limit the Fund's total expenses to 0.80% of average net assets.

C. ADMINISTRATION SERVICES:   The Fund engages State Street Bank and Trust
Company (the "Bank") to provide limited administration services in accordance with the administration agreement.

D. CUSTODIAN:   Investors Fiduciary Trust Company serves as custodian for the
Fund's assets held in accordance with the custodian agreement.

E. PURCHASES AND SALES:   For the six months ended April 30, 1998, the Fund
made purchases of $0 and sales of $4,054,141 of investment securities other than long-term U.S. Government and short-term securities. There were $0 purchases and $1,032,656 in sales of long-term U.S. Government securities during the period.

F. DIRECTORS' FEES:   Each Director, who is not an officer or affiliated
person, receives $1,500 per annum plus $250 per meeting attended.

G. REPURCHASE OF SHARES:   The Fund may periodically make a tender offer to
repurchase its outstanding shares of common stock at a price equal to the net asset value at the time of repurchase. The Fund may elect to make such tender offer to all shareholders not earlier than two years after another such offer.

H. OTHER:   At April 30, 1998, 99.9% of total shares outstanding were held by one record shareholder.


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

                   13A COMMERCIAL MORTGAGE SECURITIES FUND, INC.
                        AUTOMATIC DIVIDEND REINVESTMENT PLAN


     Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), shareholders may elect to have all distributions automatically reinvested in shares of the Fund. Otherwise, shareholders will receive their distributions in cash. In the case of any distribution, the Board of Directors may elect to pay such distribution in shares of the Fund's Common Stock.

     Shareholders who elect in writing to participate in the Plan will have all distributions automatically reinvested by Boston EquiServe (the "Plan Agent"), in shares of the Fund's common stock pursuant to the Plan. If no written election is made, all distributions will be paid in cash by check in U.S. dollars mailed directly to the shareholder by the Plan Agent, as dividend paying agent.

     If a shareholder's written election to participate in the Plan is received by the Plan Agent before the record date for a distribution, the Plan will go into effect for the shareholder with that payment.

     The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare a dividend, participants in the Plan will receive the equivalent in shares of Common Stock in the Fund valued at net asset value determined at the time of purchase (generally the payable date of the dividend). The Fund will not issue shares under the Plan at below net asset value. Since no trading market for the shares exists and the shares have not been listed on an exchange, any cash dividend or distribution will be issued to by the Fund to shareholders in the Plan at a price equal to net asset value.

     The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent administers the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholders name and held for the account of beneficial owners who are participants in the Plan.

     There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent's fees for the handling of reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains either payable in shares or in cash.

     The automatic reinvestment of dividends and distributions will not relieve participants of any U.S. income tax that may be payable on such dividends or distributions.

     The Fund reserves the right to amend of to terminate the Plan as applied to any dividend or distribution paid subsequent to notice of the change sent to members of the Plan at least 90 days before the effective date thereof. The Plan also may be amended or terminated by the Plan Agent by at lease 90 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at Boston EquiServe, P.O. Box 8200, Boston, Massachusetts 02266-8200.


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